Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of Stock Option Activity

Stock option activity for the year ended December 31, 2016 and 2017 is as follows:

	Number of Shares	Weighted Average Exercise Price per Share	Aggregate Intrinsic Value
Outstanding at January 1, 2016	—	n/a	n/a

Granted to Directors and Officers in 2016	650,000	$0.24
Exercised	—	—
Forfeitures	—	—

Outstanding at December 31, 2016	650,000	$0.24	$97,500

No activity in 2017	—	—

Outstanding at December 31, 2017	650,000	$0.24	$6,500

Summary of Warrant Exercises

Details of the 2016 and 2017 warrant exercises can be found in the chart below:

Year	Warrant Holder	# of Warrants	Exercise Price	Total Proceeds
2016	Mayne	10,250,569	$0.0878	$900,000
2016	Mayne	33,333,333	$0.075	2,500,001
2016	Mayne	4,860,000	$0.12	583,200

	Total Mayne exercises	48,443,902		3,983,201
2016	May 2016 Financing Finders	150,000	$0.12	18,000
2016	May 2016 Financing Investors	4,500,000	$0.12	540,000

	Total common stock warrant exercises for the twelve months ended December 31, 2016	53,093,902		$4,541,201

2017	May 2016 Financing Investors	412,500	$0.12	$49,500

	Total common stock warrant exercises for the twelve months ended December 31, 2017	412,500		$49,500